Segmented Financial Information - Assets By Segment (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Assets	$ 5,914,083	$ 6,377,198
Operating segments | Canada
Disclosure of operating segments [line items]
Assets	3,484,123	3,739,029
Operating segments | U.S.
Disclosure of operating segments [line items]
Assets	2,403,310	2,628,941
Operating segments | Corporate
Disclosure of operating segments [line items]
Assets	$ 26,650	$ 9,228